As filed with the Securities and Exchange Commission on October 25, 2010
1933 Act No.: 333-139501
1940 Act No.: 811-21993

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	/X/

Pre-Effective Amendment No.	/ /

Post-Effective Amendment No. 8	/X/

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 Amendment No. 10	/X/

RevenueShares ETF Trust
(Exact Name of Registrant as Specified in Charter)

One Commerce Square,
2005 Market Street, Suite 2020, Philadelphia, Pennsylvania 19103
(Address of Principal Executive Offices) (Zip Code)

215-854-8181
(Registrant’s Telephone Number, including Area Code)

Vincent T. Lowry,
One Commerce Square,
2005 Market Street, Suite 2020, Philadelphia, PA  19103
(Name and Address of Agent for Service)

With copies to:
Michael D. Mabry, Esq.
Stradley Ronon Stevens & Young, LLP
2600 One Commerce Square
Philadelphia, PA 19103

Approximate Date of Public Offering:  As soon as possible after effectiveness.

It is proposed that this filing will become effective:

/ /	Immediately upon filing pursuant to paragraph (b)
/ X /	on October 28, 2010 pursuant to paragraph (b)
/ /	60 days after filing pursuant to paragraph (a)(1)
/ /	on (date) pursuant to paragraph (a)(1)
/ /	75 days after filing pursuant to paragraph (a)(2)
/ /	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate:
/ X /	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

Pursuant to Rule 485(b)(1)(iii) of the Securities Act of 1933, as amended, this Post-Effective Amendment Nos. 8/10 to the Registration Statement for RevenueShares ETF Trust (the “Registrant”) is being filed solely for the purpose of delaying the effectiveness of Post-Effective Amendment Nos. 7/9 (“PEA 7/9”), which was filed with the U.S. Securities and Exchange Commission via the EDGAR system pursuant to Rule 485(a)(1) on August 27, 2010 (Accession Number 0001137439-10-000131) relating to the series and share classes of the Registrant.

Accordingly, the prospectuses and statement of additional information of the Registrant as filed on Form N-1A (Nos. 333-139501 and 811-21993) in PEA 7/9, are incorporated herein by reference in their entirety into this filing.  As stated on the cover page to this filing, this  Post-Effective Amendment  No. 8/10 is intended to become effective on October 28, 2010.

PART C

OTHER INFORMATION

Item 28.	Exhibits. The following exhibits are attached, except as noted:

(a)	Articles of Incorporation.

(1)
Second Amended and Restated Agreement and Declaration of Trust (October 12, 2007) is incorporated herein by reference to the Registrant’s Registration Statement on Form N-1A as filed with the SEC via EDGAR on February 13, 2008.

(2)	Certificate of Trust (December 11, 2006) is incorporated herein by reference to the Registrant’s Initial Registration Statement on Form N-1A as filed with the SEC via EDGAR on December 20, 2006.

(3)	Certificate of Amendment to the Certificate of Trust is incorporated herein by reference to the Registrant’s Registration Statement on Form N-1A as filed with the SEC via EDGAR on February 13, 2008.

(b)	By-Laws.

(1)	Amended and Restated By-Laws (October 12, 2007) are incorporated herein by reference to the Registrant’s Registration Statement on Form N-1A as filed with the SEC via EDGAR on February 13, 2008.

(c)	Instruments Defining Rights of Security Holders.

(1)
Second Amended and Restated Agreement and Declaration of Trust. Articles III and V of the Second Amended and Restated Agreement and Declaration of Trust (October 12, 2007) is incorporated herein by reference to the Registrant’s Registration Statement on Form N-1A as filed with the SEC via EDGAR on February 13, 2008.

(2)
Amended and Restated By-Laws.  Article II of the Amended and Restated By-Laws (October 12, 2007) is incorporated herein by reference to the Registrant’s Registration Statement on Form N-1A as filed with the SEC via EDGAR on February 13, 2008.

(d)	Investment Advisory Contracts.

(1)
Investment Advisory Agreement between the Registrant and VTL Associates, LLC is incorporated herein by reference to the Registrant’s Registration Statement on Form N-1A as filed with the SEC via EDGAR on February 13, 2008.

(i)
Amendment to Investment Advisory Agreement (August 15, 2008) is incorporated herein by reference to the Registrant’s Registration Statement on Form N-1A as filed with the SEC via EDGAR on August 19, 2008.

(2)	Expense Limitation Letter Agreement is incorporated herein by reference to the

Registrant’s Registration Statement on Form N-1A as filed with the SEC via EDGAR on October 28, 2009.

(3)
Sub-Advisory Agreement between VTL Associates, LLC and Index Management Solutions, LLC is incorporated herein by reference to the Registrant’s Registration Statement on Form N-1A as filed with the SEC via EDGAR on August 27, 2010.

(e)	Underwriting Contracts.

(1)
Distribution Agreement between Registrant and Foreside Fund Services, LLC is incorporated herein by reference to the Registrant’s Registration Statement on Form N-1A as filed with the SEC via EDGAR on October 28, 2009.

(2)	Form of Authorized Participant Agreement is incorporated herein by reference to the Registrant’s Registration Statement on Form N-1A as filed with the SEC via EDGAR on February 13, 2008.

(f)	Bonus or Profit Sharing Contracts.

Not applicable.

(g)	Custodian Agreements.

(1)
Custody Agreement between the Registrant and The Bank of New York is incorporated herein by reference to the Registrant’s Registration Statement on Form N-1A as filed with the SEC via EDGAR on August 19, 2008.

(h)	Other Material Contracts.

(1)
Transfer Agency and Service Agreement between the Registrant and The Bank of New York is incorporated herein by reference to the Registrant’s Registration Statement on Form N-1A as filed with the SEC via EDGAR on August 19, 2008.

(2)
Fund Administration and Accounting Agreement between the Registrant and The Bank of New York is incorporated herein by reference to the Registrant’s Registration Statement on Form N-1A as filed with the SEC via EDGAR on August 19, 2008.

(3)
Form of Securities Lending Agreement and Guaranty between the Registrant and The Bank of New York is incorporated herein by reference to the Registrant’s Registration Statement on Form N-1A as filed with the SEC via EDGAR on February 13, 2008.

(4)
Form of Compliance Services Agreement between the Registrant and Foreside Compliance Services, LLC is incorporated herein by reference to the Registrant’s Registration Statement on Form N-1A as filed with the SEC via EDGAR on February 13, 2008.

(5)
Form of PFO/Treasurer Services Agreement between the Registrant and Foreside Management Services, LLC is incorporated herein by reference to the Registrant’s Registration Statement on Form N-1A as filed with the SEC via EDGAR on February 13, 2008.

(i)	Legal Opinion.

(1)
Legal Opinion of Stradley Ronon Stevens & Young, LLP, counsel to the Registrant, regarding RevenueShares Large Cap Fund, RevenueShares Mid Cap Fund and RevenueShares Small Cap Fund is incorporated herein by reference to the Registrant’s Registration Statement on Form N-1A as filed with the SEC via EDGAR on February 13, 2008.

(2)
Legal Opinion of Stradley Ronon Stevens & Young, LLP regarding RevenueShares Consumer Discretionary Sector Fund, RevenueShares Consumer Staples Sector Fund, RevenueShares Energy Sector Fund, RevenueShares Financials Sector Fund, RevenueShares Health Care Sector Fund, RevenueShares Industrials Sector Fund, RevenueShares Information Technology Sector Fund, RevenueShares Materials Sector Fund and RevenueShares Utilities Sector Fund is incorporated herein by reference to the Registrant’s Registration Statement on Form N-1A as filed with the SEC via EDGAR on August 19, 2008.

(3)
Legal Opinion of Stradley Ronon Stevens & Young, LLP regarding RevenueShares ADR Fund and RevenueShares Navellier Overall A-100 Fund is incorporated herein by reference to the Registrant’s Registration Statement on Form N-1A as filed with the SEC via EDGAR on September 19, 2008.

(j)	Other Opinions.

(1)	Consent of Independent Registered Public Accounting Firm for the Registrant to be filed by amendment.

(k)	Omitted Financial Statements.

Not applicable.

(l)	Initial Capital Agreements.

Not applicable.

(m)	Rule 12b-1 Plan.

(1)
 Registrant’s Distribution and Service Plan relating to RevenueShares Large Cap, Mid Cap and Small Cap Funds is incorporated herein by reference to the Registrant’s Registration Statement on Form N-1A as filed with the SEC via EDGAR on February 13, 2008.

(i)	Amended and Restated Schedule I is incorporated herein by reference to the Registrant’s Registration Statement on Form N-1A as filed with the SEC via EDGAR on August 19, 2008.

(n)	Rule 18f-3 Plan.

Not applicable.

(o)	Reserved.

(p)           Codes of Ethics.

(1)	Code of Ethics for Registrant and VTL Associates, LLC is incorporated herein by reference to the Registrant’s Registration Statement on Form N-1A as filed with the SEC via EDGAR on February 13, 2008.

(2)	Code of Ethics for Mellon Capital Management Corporation is incorporated herein by reference to the Registrant’s Registration Statement on Form N-1A as filed with the SEC via EDGAR on June 4, 2008.

(3)	Code of Ethics for Foreside Fund Services, LLC is incorporated herein by reference to the Registrant’s Registration Statement on Form N-1A as filed with the SEC via EDGAR on October 28, 2009.

(q)	Other.

(1)	Powers of Attorney (dated December 14, 2007) are incorporated herein by reference to the Registrant’s Registration Statement on Form N-1A as filed with the SEC via EDGAR on February 13, 2008.

Item 29.	Persons Controlled by or Under Common Control with Registrant.

None.

Item 30.	Indemnification.

Article VII of the Second Amended and Restated Agreement and Declaration of Trust (October 12, 2007), as incorporated herein by reference to the Registrant’s Registration Statement on Form N-1A as filed with the SEC via EDGAR on February 13, 2008.

Under the terms of the Delaware Statutory Trust Act (“DSTA”) and the Registrant’s Second Amended and Restated Agreement and Declaration of Trust (“Declaration of Trust”), no officer or trustee of the Registrant shall have any liability to the Registrant, its shareholders, or any other party for damages, except to the extent such limitation of liability is precluded by Delaware law, the Declaration of Trust or the By-Laws of the Registrant.

Subject to the standards and restrictions set forth in the Declaration of Trust, DSTA, Section 3817, permits a statutory trust to indemnify and hold harmless any trustee, beneficial owner or other person from and against any and all claims and demands whatsoever. DSTA, Section 3803 protects trustees, officers, managers and other employees, when acting in such capacity, from liability to any person other than the Registrant or beneficial owner for any act, omission or obligation of the Registrant or any trustee thereof, except as otherwise provided in the Declaration of Trust.

(a) Indemnification of the Trustees and officers of the Registrant is provided for in Article VII of the Registrant’s Second Amended and Restated Agreement and Declaration of Trust effective October 12, 2007, as incorporated herein by reference to the Registrant’s Registration Statement on Form N-1A as filed with the SEC via EDGAR on February 13, 2008;

(b) Investment Advisory Agreement between the Registrant and VTL, as provided for in Section 7 of the Agreement, as incorporated herein by reference to the Registrant’s Registration Statement on Form N-1A as filed with the SEC via EDGAR on February 13, 2008;

(c)  Sub-Advisory Agreement between VTL and Mellon Capital Management Corporation, as provided for in Section 5 of the Agreement, as incorporated herein by reference to the Registrant’s Registration Statement on Form N-1A as filed with the SEC via EDGAR on August 19, 2008;

(d) Distribution Agreement between the Registrant and Foreside Fund Services, LLC, as provided for in Section 6 of the Agreement, as incorporated herein by reference to the Registrant’s Registration Statement on Form N-1A as filed with the SEC via EDGAR on October 28, 2009;

(e) Custody Agreement, as provided for in Article III, Section 8; Article VIII, Section 1; and Appendix I, Section 10 of the Agreement, as incorporated herein by reference to the Registrant’s Registration Statement on Form N-1A as filed with the SEC via EDGAR on August 19, 2008;

(f) Fund Administration and Accounting Agreement, as provided for in Section 8 of the Agreement, as incorporated herein by reference to the Registrant’s Registration Statement on Form N-1A as filed with the SEC via EDGAR on August 19, 2008; and

(g) Transfer Agency and Services Agreement, as provided for in Section 5 of the Agreement, as incorporated herein by reference to the Registrant’s Registration Statement on Form N-1A as filed with the SEC via EDGAR on August 19, 2008.

Item 31.	Business and Other Connections of Investment Adviser.

Other business, profession, vocation or employment of a substantial nature in which each director, partner or principal officer of each Investment Adviser is or has been, at any time during the last two fiscal years, engaged for his own account or in the capacity of director, officer, employee, partner or trustee are as follows:

VTL Associates, LLC (the “Adviser”)

The Adviser is the investment adviser to each of the Registrant’s series, which currently consist of: RevenueShares Large Cap Fund, RevenueShares Mid Cap Fund, RevenueShares Small Cap Fund, RevenueShares Consumer Discretionary Sector Fund, RevenueShares Consumer Staples Sector Fund, RevenueShares Energy Sector Fund, RevenueShares Financials Sector Fund, RevenueShares Health Care Sector Fund, RevenueShares Industrials Sector Fund, RevenueShares Information Technology Sector Fund, RevenueShares Materials Sector Fund, RevenueShares Utilities Sector Fund, RevenueShares ADR Fund and RevenueShares Navellier Overall A-100 Fund (each a “Fund” and collectively, the “Funds”). The principal business address of the Adviser is One Commerce Square, 2005 Market Street, Suite 2020, Philadelphia, PA 19103. The Adviser is an investment adviser registered under the Investment Advisers Act of 1940 (the “Advisers Act”). Additional information as to the Adviser and the members and officers of the Adviser is included in the Adviser’s Form ADV filed with the Commission (File No. 801-63618), which is incorporated herein by reference and sets forth the officers and members of the Adviser and information as to any business, profession, vocation or employment of a substantial nature engaged in by those officers and members during the past two years.

Index Management Solutions, LLC (“IMS”)

IMS, a wholly owned subsidiary of the Adviser, is a sub-adviser to each of the Funds.  The principal business address of IMS is One Commerce Square, 2005 Market Street, Suite 2020,

Philadelphia, Pennsylvania 19103.  IMS is an investment adviser registered under the Advisers Act.  Additional Information as to IMS and the directors and officers of IMS is included in IMS’ Form ADV filed with the Commission (File No. 801-70930), which is incorporated herein by reference and sets forth the officers and directors of IMS and information as to any business, profession, vocation or employment of a substantial nature engaged in by those officers and directors during the past two years.

Item 32.	Principal Underwriters.

(a)	Foreside Fund Services, LLC (“Foreside”) also acts as principal underwriter of shares of the following other companies:

American Beacon Funds
American Beacon Mileage Funds
American Beacon Select Funds
Henderson Global Funds
Bridgeway Funds, Inc.
Century Capital Management Trust
Sound Shore Fund, Inc.
Forum Funds
Central Park Group Multi-Event Fund
The CNL Funds
PMC Funds, Series of the Trust for Professional Managers
Wintergreen Fund, Inc.
Direxion Shares ETF Trust
JETSSM Exchange-Traded Trust
Nomura Partners Funds, Inc.
Advisor Shares Trust

(b)
Information with respect to each officer and director of the principal underwriter and the Registrant is provided below. Unless otherwise noted, the principal business address of each officer and director of Foreside is Three Canal Plaza, Suite 100, Portland, Maine 04101.

Name and Principal Business Address	Positions and Offices with Underwriter	Positions and Offices with Registrant
Mark S. Redman	President	None
Nanette K. Chern	Chief Compliance Officer & Vice President	None
Richard J. Berthy	Vice President & Treasurer	None
Mark A. Fairbanks	Deputy Chief Compliance Officer & Vice President	None
Jennifer E. Hoopes	Secretary	None

(c)	Not applicable.

Item 33.	Location of Accounts and Records.

All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules under that section are maintained at One Commerce Square, 2005

Market Street, Suite 2020, Philadelphia, Pennsylvania 19103 and One Wall Street, New York, New York 10286.

Item 34.	Management Services.

None.

Item 35.	Undertakings.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to Trustees, officers and controlling persons of the Registrant pursuant to the provisions described in response to Item 25, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a Trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Philadelphia and Commonwealth of Pennsylvania on this 25th day of October, 2010.

REVENUESHARES ETF TRUST

By:    /s/ Vincent Lowry
Vincent T. Lowry
President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Signature	Title	Date

/s/ Vincent T. Lowry Vincent T. Lowry	Chairman and Trustee	October 25, 2010

/s/ Vincent DiStefano * Vincent DiStefano	Trustee	October 25, 2010

/s/ Lawrence A. Goldberg * Lawrence A. Goldberg	Trustee	October 25, 2010

/s/ James C. McAuliffe * James C. McAuliffe	Trustee	October 25, 2010

/s/ Christian W. Myers, III* Christian W. Myers, III	Trustee	October 25, 2010

/s/ John J. Kolodziej * John J. Kolodziej	Trustee	October 25, 2010

/s/ Charles S. Todd Charles S. Todd	Treasurer	October 25, 2010
*By: /s/ Vincent T. Lowry Vincent T. Lowry as Attorney-in-Fact for each of the persons indicated (Pursuant to Powers of Attorney incorporated herein by reference)

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, DC 20549

EXHIBITS

TO

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

INDEX TO EXHIBITS
(REVENUESHARES ETF TRUST N-1A)

There are no exhibits for this Registration Statement.